UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from June 1, 2011 to June 30, 2011

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

	Delaware	51-0020270
	(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
	New Castle, Delaware	19720
	(Address of principal executive offices of the issuing entity )	(Zip Code)

(302)	323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2005-4, Subseries 2:

On July 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(a) hereto.

(B) Series 2006-2, Subseries 2:

On July 15, 2011, the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(b) hereto. July 15, 2011 is also the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.

(C) Series 2006-2, Subseries 3:

On July 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(c) hereto.

(D) Series 2006-3:

On July 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2006-3, which is attached as Exhibit 99(d) hereto.

(E) Series 2007-2:

On July 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2007-2, which is attached as Exhibit 99(e) hereto.

(F) Series 2007-3, Subseries 2:

On July 15, 2011 the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(f) hereto.

Series 2007-CC Collateral Certificate:

On July 15, 2011, the Registrant made available the Monthly Certificateholders' Statement for June 2011 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on July 15, 2011 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On June 7, 2011, the Note Issuance Trust issued $1,000,000,000 principal amount of the DiscoverSeries Class A(2011-2) Notes, which are supported by the collateral certificate issued by the Master Trust pursuant to the Second Amended and Restated Pooling and Servicing Agreement (the "Pooling and Servicing Agreement"), dated as of June 4, 2010, between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CC Supplement, as amended (the "Series 2007-CC Supplement"), dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $1,000,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the collateral certificate. The Note Issuance Trust paid the proceeds of the issuance to Discover Bank in exchange for such additional fractional undivided interest.

June 7, 2011, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and the Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on June 7, 2011 was in the amount of $117,318,436, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,431,871,509. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $117,318,436 on June 7, 2011. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Additional information regarding the collateral certificate and the Class A and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated May 26, 2011, and the prospectus supplement thereto, dated May 26, 2011 (the "Prospectus Supplement"), each previously filed by us with the Securities and Exchange Commission on May 27, 2011 (file numbers 333-167413, 333-167413-01 and 333-167413-02).

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries other than Series 2009-SD shall be subordinated in right of payment to Series 2007-CC.

Increase in Series Investor Interest of Series 2009-SD Certificates

On June 7, 2011, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates by $22,346,369, resulting in a Series Investor Interest of the Series 2009-SD Certificates of $357,060,677 as of the date of increase. The increase was automatically made pursuant to Section 2.03 of the Certificate Purchase Agreement (the “Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series Supplement (the "Series 2009-SD Supplement"), dated as of September 23, 2009, as the same may be amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD, based on each series' investor interest in receivables. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2009-SD Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2011, for Series 2005-4, Subseries 2.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2011, for Series 2006-2, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2011, for Series 2006-2, Subseries 3.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2011, for Series 2006-3.
99	(e)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2011, for Series 2007-2.
99	(f)	Monthly Certificateholders' Statement, related to the month ending
June 30, 2011, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: July 15, 2011

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2011, for Series 2005-4, Subseries 2.

99	(b)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2011, for Series 2006-2, Subseries 2.

99	(c)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2011, for Series 2006-2, Subseries 3.

99	(d)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2011, for Series 2006-3.

99	(e)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2011, for Series 2007-2.

99	(f)	Monthly Certificateholders' Statement, related to the
month ending June 30, 2011, for Series 2007-3, Subseries 2.